Submission	Apr. 14, 2025
Submission [Line Items]
Central Index Key	0000866787
Registrant Name	AUTOZONE INC
Registration File Number	333-266209
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES